SCHEDULE OF UNDISCOUNTED FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Leases
Remaining of fiscal year	$ 37,080
Year one	75,272	$ 73,080
Year two	77,531	75,272
Year three	79,856	77,530
Year four	82,252	79,856
Year five		82,252
Thereafter	127,706	127,706
Total undiscounted lease payments	479,697	515,696
Less: interest	(88,988)	(102,906)
Total lease liabilities	$ 390,709	$ 412,790	$ 314,775